Consolidated Statements of Changes In Equity Statement € in Millions, $ in Millions		USD ($) shares	Share capital USD ($) shares		Share capital EUR (€) shares		Treasury Shares USD ($)	Mandatorily convertible notes USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Foreign Currency Translation Adjustments USD ($)	Unrealized Gains (Losses) on Derivative Financial Instruments USD ($)	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI USD ($)	Recognized actuarial (losses) gains USD ($)	Equity attributable to the equity holders of the parent USD ($)	Non-controlling interests USD ($)
Beginning balance (in shares) at Dec. 31, 2015 | shares	[1]		553,000,000		553,000,000
Beginning balance at Dec. 31, 2015		$ 27,570	$ 10,011				$ (377)	$ 1,800	$ 20,294	$ 13,902	$ (15,793)	$ 114	$ 51	$ (4,730)	$ 25,272	$ 2,298
Changes in equity [abstract]
Net income (including non-controlling interests)		1,734								1,779					1,779	(45)
Other comprehensive income (loss)		(159)									(471)	28	271	(14)	(186)	27
Total comprehensive income		1,575								1,779	(471)	28	271	(14)	1,593	(18)
Equity offering (note 10.1) (in shares) | shares	[1]		421,000,000		421,000,000
Equity offering (note 10.1)		3,115	$ 144						2,971						3,115
Reduction of the share capital par value (note 10.1)		0	$ (10,376)						10,376
Conversion of the mandatorily convertible notes (note 10.2) (in shares) | shares	[1]		46,000,000		46,000,000
Conversion of the mandatorily convertible notes (note 10.2)		0	$ 622					(1,800)	1,178
Recognition of share-based payments (note 7.3)		13					6		7						13
Dividend (note 10.4)		(63)														(63)
Equity offering in ArcelorMittal South Africa (AMSA) (note 10.5.2)		56								437	(301)				136	(80)
Equity share option plan in AMSA (note 10.5.2)		0								(36)	21				(15)	15
AMSA B-BBEE transaction (note 10.5.2)		63								44					44	19
Other movements		$ (4)								(77)				54	(23)	19
Ending balance (in shares) at Dec. 31, 2016 | shares		1,019,496,143	1,020,000,000	[1]	1,020,000,000	[1]
Ending balance at Dec. 31, 2016		$ 32,325	$ 401				(371)	0	34,826	16,049	(16,544)	142	322	(4,690)	30,135	2,190
Beginning balance at Jan. 14, 2016			$ 10,011		€ 6,883
Changes in equity [abstract]
Conversion of the mandatorily convertible notes (note 10.2) (in shares) | shares			137,967,116		137,967,116
Conversion of the mandatorily convertible notes (note 10.2)			$ 622		€ 570
Ending balance at Jan. 15, 2016			10,633		7,453
Beginning balance at Mar. 09, 2016			10,633		7,453
Changes in equity [abstract]
Reduction of the share capital par value (note 10.1)			(10,376)		(7,273)
Ending balance at Mar. 10, 2016			257		€ 180
Beginning balance at Dec. 31, 2016		32,325	$ 401				(371)	0	34,826	16,049	(16,544)	142	322	(4,690)	30,135	2,190
Changes in equity [abstract]
Net income (including non-controlling interests)		4,575								4,568					4,568	7
Other comprehensive income (loss)		4,083									2,602	(235)	501	1,169	4,037	46
Total comprehensive income		8,658								4,568	2,602	(235)	501	1,169	8,605	53
Recognition of share-based payments (note 7.3)		31					9		22						31
Dividend (note 10.4)		(145)														(145)
Acquisition		48														48
Mandatory convertible bonds extension (note 10.2)		(83)														(83)
Other movements		$ 21								18					18	3
Ending balance (in shares) at Dec. 31, 2017 | shares		1,019,916,787	1,020,000,000	[1]	1,020,000,000	[1]
Ending balance at Dec. 31, 2017		$ 40,855	$ 401				(362)	0	34,848	20,635	(13,942)	(93)	823	(3,521)	38,789	2,066
Changes in equity [abstract]
Net income (including non-controlling interests)		5,330								5,149					5,149	181
Other comprehensive income (loss)		(1,575)									(2,174)	732	(608)	572	(1,478)	(97)
Total comprehensive income		3,755								5,149	(2,174)	732	(608)	572	3,671	84
Recognition of share-based payments (note 7.3)		28					19		9						28
Dividend (note 10.4)		(216)								(101)					(101)	(115)
Acquisition		(68)								(55)					(55)	(13)
Share buyback (note 10.1) (in shares) | shares	[1]		(7,000,000)		(7,000,000)
Share buyback (note 10.1)		(226)					(226)								(226)
Change in share capital currency (note 10.1)		0	$ (37)						37
Other movements (in shares) | shares	[1]		1,000,000		1,000,000
Other movements		$ (20)								(17)			(3)		(20)	0
Ending balance (in shares) at Dec. 31, 2018 | shares		1,013,568,258	1,014,000,000	[1]	1,014,000,000	[1]
Ending balance at Dec. 31, 2018		$ 44,108	$ 364				$ (569)	$ 0	$ 34,894	$ 25,611	$ (16,116)	$ 639	$ 212	$ (2,949)	$ 42,086	$ 2,022

[1]	Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 10 for further information.